Shareholders' Equity	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Shareholders' Equity
SHAREHOLDERS’ EQUITY

A.    SHARE CAPITAL

Ordinary shares confer upon their holders voting rights and the right to receive dividends.

B.    2007 STOCK OPTION PLAN

In January 2007, Elbit Systems’ shareholders approved Elbit Systems’ 2007 Option Plan (the “Plan”). The purpose of the Plan is to provide the benefits arising from ownership of share capital by Elbit Systems’ and certain of its subsidiaries’ employees, who are expected to contribute to the Company’s future growth and success. The options were allocated, subject to the required approvals, in two tracks as follows: (i) Regular Options - up to 1,250,000 options exercisable into 1,250,000 shares of Elbit Systems in consideration for the exercise price, all or any portion of which may be granted as Incentive Stock Options (“Regular Options”) and (ii) Cashless Options - up to 1,250,000 options, which entitle the participant to exercise options for an amount reflecting only the benefit factor (“Cashless Options”). Each of the participants is granted an equal amount of Regular Options and Cashless Options. The exercise price for Israeli participants is the average closing price of an Elbit Systems share during 30 trading days preceding the options grant date. The exercise price of options granted to a non-Israeli participant residing in the United States is the fair market value of the share on the day the options were granted.

According to the Plan, the options granted on a certain date (the “Commencement Date”) will become vested and exercisable in accordance with the following vesting schedule:

(1)Fifty percent (50%) of the options will be vested and exercisable from the second anniversary of the Commencement Date;

(2)An additional twenty-five percent (25%) of the options will be vested and exercisable from the third anniversary of the Commencement Date; and

(3)The remaining twenty-five (25%) of the options will be vested and exercisable from the fourth anniversary of the Commencement Date.

The options expire no later than five years from the date of grant, subject to the 2011 and 2012 amendments described below.

Elbit Systems granted options to Israeli participants in accordance with the provisions of Section 102 of the Israel Tax Ordinance.

As of December 31, 2013, 73,926 Options were available for future grant under the Plan (regular and cashless).

In November 2011, pursuant to an amendment to the Plan, the Company extended the expiration date of certain fully vested options granted under the Plan for one additional year. Such options granted during 2007 expired during 2013, no longer than six years from the date of grant. As a result of the amendment, the Company recorded one-time compensation expenses of approximately $980.

Note 21 -    SHAREHOLDERS’ EQUITY (Cont.)

B.	2007 STOCK OPTION PLAN (Cont.)

In November 2012, pursuant to an amendment to the Plan, the Company extended the expiration date of certain fully vested options granted under the plan for one additional year, and recorded a one-time compensation expense of approximately $2,400.

C. STOCK OPTION PLAN ACTIVITY

A summary of Elbit Systems’ share option activity under the stock option plan is as follows:

	2013		2012		2011
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding – beginning of the year	1,385,492	$36.95	1,450,890	$37.07	1,635,305	$35.96
Granted	21,000	39.60	30,000	35.21	63,300	50.74
Exercised	(1,094,592)	33.61	(69,898)	33.19	(226,965)	32.41
Forfeited	(44,300)	53.47	(25,500)	51.83	(20,750)	42.33
Outstanding – end of the year	267,600	$48.09	1,385,492	$36.95	1,450,890	$37.07
Options exercisable at the end of the year	190,300	$50.04	1,271,266	$36.07	1,292,806	$35.17

The aggregate intrinsic value represents the total intrinsic value (the difference between Elbit Systems’ closing stock price on the last trading day of the fourth quarter of the applicable fiscal year and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, of that year. This amount changes, based on the fair market value of the Company’s stock. Aggregate intrinsic value of outstanding options as of December 31, 2013 and 2012 amounted to $3,378 and $4,294, respectively. In addition, the total intrinsic value of options exercised for the year ended December 31, 2013 was $29,663. As of December 31, 2013, there was $592 of total unrecognized compensation cost related to share-based compensation arrangements granted under Elbit Systems’ stock option plan. That cost is expected to be recognized over a weighted average period of two years.

As of December 31, 2013, 267,167 options were vested and expected to be vested at a weighted average exercise price of $48.09 per share. The weighted average remaining contractual life of exercisable options as of December 31, 2013 is approximately one year and their aggregate intrinsic value is approximately $3,371.

D. OUTSTANDING OPTIONS AND COMPENSATION EXPENSES

The options outstanding as of December 31, 2013, have been separated into ranges of exercise prices, as follows:

	Options outstanding			Options exercisable
Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price per share	Number of options	Weighted average exercise price per share
$33.10 - $63.85	267,600	1.42	$48.09	190,300	$50.04

Note 21 -    SHAREHOLDERS’ EQUITY (Cont.)

D. OUTSTANDING OPTIONS AND COMPENSATION EXPENSES (Cont.)

Compensation expense related to the 2007 Option Plan amounted to $440, $3,028 and $1,996 was recognized during the years ended December 31, 2013, 2012 and 2011, respectively. The expenses before tax were recorded as follows:

	Year ended December 31,
	2013	2012	2011
Cost of revenues	$259	$1,785	$924
R&D and marketing expenses	62	425	458
General and administration expenses	119	818	614
	$440	$3,028	$1,996

E.	WEIGHTED AVERAGE EXERCISE PRICE

The weighted average exercise price and fair value of options granted during the years ended December 31, 2013, 2012 and 2011 were:

	Less than market price Year ended December 31,
	2013	2012	2011
Weighted average exercise price per share	$39.60	$35.21	$50.74
Weighted average fair value per share on grant date	$9.74	$8.45	$12.12

F.	COMPUTATION OF EARNINGS PER SHARE

Computation of basic and diluted net earnings per share:

	Year ended December 31, 2013			Year ended December 31, 2012			Year ended December 31, 2011
	Net income to shareholders of ordinary shares	Weighted average number of shares (*)	Per Share amount	Net income to shareholders of ordinary shares	Weighted average number of shares (*)	Per Share amount	Net income to shareholders of ordinary shares	Weighted average number of shares (*)	Per Share amount
Basic net earnings	$183,417	42,139	$4.35	$167,879	42,190	$3.98	$90,288	42,764	$2.11

Effect of dilutive securities:
Employee stock options	—	156		—	87		—	367
Diluted net earnings	$183,417	42,295	$4.34	$167,879	42,277	$3.97	$90,288	43,131	$2.09

(*) In thousands
Note 21 -    SHAREHOLDERS’ EQUITY (Cont.)

G.    SHARE REPURCHASE PROGRAM

In September 2011, the Board of Directors authorized the Company to repurchase up to one million of its ordinary shares through September 2012. The repurchases were made from time to time in the open market on the TASE. The repurchase activity depended on factors such as the Company’s working capital needs, its cash requirements, its stock price and economic and market conditions. In 2012, the Company repurchased 759,632 ordinary shares (240,368 in 2011) for approximately $26,006 ($10,101 in 2011). There were no share repurchases made in 2013.

H.	ESA NON-EMPLOYEE DIRECTORS SAR PLAN

In December 2007, Elbit Systems U.S. Corp (“ESC”), a wholly-owned U.S. subsidiary of Elbit Systems, adopted a Stock Appreciation Rights Plan (the “SAR Plan”), for non-employee directors of ESA.

A SAR may only be exercised after it becomes vested. 25% of any SAR granted are exercisable on the first anniversary from the grant date and an additional 25% on each of the three subsequent anniversaries. The maximum term of a SAR is five years from the grant date. SAR’s do not provide any rights as a shareholder in the Stock. SARs are considered liabilities under ASC 718 and as such compensation cost for each period until settlement is based on the change (or a portion of the change, depending on the percentage of the requisite service that has been rendered) in the fair value of the SARs for each reporting period.

As of December 31, 2013, there were 9,000 outstanding SARs, of which 9,000 were fully vested at a weighted average exercise price per share of $52.16. During 2013, 21,000 SARs expired.

I.    2012 PHANTOM OPTION RETENTION PLAN

In August 2012, the Company’s Board of Directors approved a “Phantom Option Retention Plan” for Senior Officers (the “Plan”). In August 2013 the plan was extended to include other Officers of the Company.

The Plan provides for phantom options which entitle the recipients to receive payment in cash of an amount reflecting the “benefit factor”, which is linked to the performance of Elbit Systems’ stock price over the applicable periods (tranches) under the Plan. As of December 31, 2013, 1,078,507 phantom option units of the Plan were granted with a weighted average basic price per unit, as defined in the Plan, of $40.51.

The benefit earned for each year of a tranche will be the difference between the basic price and the closing price of the Company’s share for that year, as defined in the Plan, not to exceed an increase of 100% in the Company's share price from the basic price of the first year of a tranche.

The Company recorded an amount of approximately $5,055 and $312 in the years ended December 31, 2013 and 2012, respectively, as compensation costs related to the phantom options granted in those years under the Plan.

J.    DIVIDEND POLICY

Dividends declared by Elbit Systems are paid subject to statutory limitations. Elbit Systems’ Board of Directors has determined not to declare dividends out of tax exempt earnings.